(Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	$ (236,724)	$ 81,529
Weighted average number of common shares outstanding, basic (in shares)	100,802	100,665
Dilutive impact of share options (in shares)	0	169
Weighted average number of common shares outstanding, basic and diluted (in shares)	100,802	100,834
Losses per share
Basic and diluted (in USD per share)	$ (2.35)	$ 0.81